(Oppenheimer SteelPath MLP Alpha Plus Fund)
Investment Objective. The Fund seeks total return.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 21 of the prospectus and in the sections "How to Buy Shares" beginning on page 51 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer SteelPath MLP Alpha Plus Fund)	Class A	Class C	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer SteelPath MLP Alpha Plus Fund)		Class A	Class C	Class Y	Class I
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Deferred Income Tax Expense	[1]	5.54%	5.54%	5.54%	5.54%
Interest Expense Related to Borrowings		0.37%	0.37%	0.37%	0.37%
Other Expenses and Expense Recoupment	[2]	0.65%	0.65%	0.65%	0.38%
Total Other Expenses		6.56%	6.56%	6.56%	6.29%
Total Annual Fund Operating Expenses		8.06%	8.81%	7.81%	7.54%
[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. As of the fiscal year ended November 30, 2014, the Fund had accumulated net operating loss carryforwards of $15,352,579. For the fiscal year ended November 30, 2014, the Fund had accrued $15,911,051 in net deferred tax expense primarily related to unrealized appreciation on investments.
[2]	Reflects other expenses and a 0.12% reimbursement for Class A, Class C and Class Y shares made by the Fund pursuant to the Fund's expense limitation agreement. After discussions with the Fund's Board, the Manager has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least March 29, 2016, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 2.00% for Class A shares, 2.75% for Class C shares, and 1.75% for Class Y shares. The Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement ("Net Expenses") will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund's deferred income tax expense is excluded from the expense cap, the Fund's Net Expenses for each class of shares is increased by the amount of this expense. The Manager can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Manager, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may not be terminated or amended prior to March 29, 2016, unless approved by the Fund's Board of Trustees.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer SteelPath MLP Alpha Plus Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	1,323	2,732	4,059	7,049
Class C	956	2,475	3,969	7,247
Class Y	770	2,225	3,602	6,735
Class I	744	2,177	3,538	6,649

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer SteelPath MLP Alpha Plus Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	1,323	2,732	4,059	7,049
Class C	864	2,475	3,969	7,247
Class Y	770	2,225	3,602	6,735
Class I	744	2,177	3,538	6,649

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of master limited partnerships ("MLPs"). MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Manager follows, approximately two-thirds trade on the New York Stock Exchange ("NYSE") and the rest trade on the NYSE Amex Equities ("Amex") or NASDAQ Stock Market ("NASDAQ").

The MLP securities that the Fund invests in are common units representing limited partnership interests of "Midstream MLPs" which are MLPs that primarily derive their revenue from investments in energy infrastructure companies involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal. While the Fund principally invests in Midstream MLPs, it may invest in MLPs that primarily derive their revenue from other energy infrastructure assets and energy related assets or activities including: (1) the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids; (2) the processing, treatment and refining of natural gas liquids and crude oil; and (3) owning, managing, and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel. The Fund may invest in MLPs of all market capitalization ranges. In addition, as a non-principal investment strategy, the Fund may invest in securities issued by open- and closed-end investment companies, including money market funds, the retail shares of actively-managed and index exchange-traded funds ("ETFs"), U.S. government securities, short-term fixed income securities, money market instruments, overnight and short-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less and exchange-traded notes ("ETN"), as investments or to provide asset coverage for its borrowings. The Fund may also purchase or sell derivatives, including swap agreements, structured notes, forward contracts, futures contracts and options, for hedging purposes, to collateralize cash, to obtain exposure to MLPs or to obtain leverage. The Fund is non-diversified, which means that it may ivest in a limited number of issuers.

The Fund intends to obtain leverage through borrowings in seeking investment returns that outperform the returns of the broader market and provide distributions to shareholders. The Fund's borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund may borrow up to 33 1/3% of the value of its total assets. The Fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. There may be times when the Fund may opt not to seek leverage or engage in borrowings. The Fund will borrow only if the value of the Fund's assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays or holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

The Manager relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Manager's proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Manager generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Manager seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Manager will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Master Limited Partnerships. Investments in securities of master limited partnerships ("MLPs") involve risks that differ from investments in common stock, including risks related to a common unit holder's limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unit holders to sell their common units at an undesirable time or price.

MLP common unit holders may not elect the general partner or its directors and have limited ability to remove an MLP's general partner. MLPs may issue additional common units without unit holder approval, which could dilute the ownership interests of investors holding shares of MLP common units.

MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Prices of common units of individual MLPs, like prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which would continue after an investor sold its investment in the MLP. The value of an MLP security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

MLPs currently do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation and have the effect of reducing the amount of cash available for distribution by the MLP, resulting in a reduction of the value of the common unit holder's investment.

Generally, the securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Risks of Energy Infrastructure and Energy-Related Assets or Activities. Energy infrastructure MLPs are subject to risks specific to the energy and energy-related industries, including, but not limited to: fluctuations in commodity prices may impact the volume of energy commodities transported, processed, stored or distributed; reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP; slowdowns in new construction and acquisitions can limit growth potential; reduced demand for oil, natural gas and petroleum products, particularly for a sustained period of time, could adversely affect MLP revenues and cash flows; depletion of natural gas reserves or other commodities, if not replaced, could impact an MLP's ability to make distributions; changes in the regulatory environment could adversely affect the profitability of MLPs; extreme weather and environmental hazards could impact the value of MLP securities; rising interest rates could result in higher costs of capital and drive investors into other investment opportunities; and threats of attack by terrorists on energy assets could impact the market for MLPs.

Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its assets (including the amount borrowed), as permitted under the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including purchasing securities, which creates "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.

Concentration Risk. Concentration risk is the risk that the Fund's investments in the securities of companies in one industry will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Because the Fund invests primarily in securities of issuers in the energy industry or sector, it could experience greater volatility or may perform poorly during a downturn in that industry or sector because it is more susceptible to the economic, environmental and regulatory risks associated with that industry or sector than a Fund that invests more broadly.

Liquidity Risks. Securities that are difficult to value or to sell promptly at an acceptable price are generally referred to as "illiquid" securities. If it is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss on illiquid investments.

Liquidity Risks of MLP Securities . Although MLPs trade publicly, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. When certain MLP securities experience limited trading volumes, they may experience abrupt or erratic price movements at times. Investments in securities that are less actively traded or over time experience decreased trading volume may restrict the Fund's ability to take advantage of other market opportunities or to dispose of securities, which may affect adversely its ability to make dividend distributions.

Regulatory Risks. Changes in the laws, regulations or related interpretations relating to the Fund's tax treatment as a C corporation, or its investments in MLPs or other instruments, could increase the Fund's expenses, reduce its cash distributions, negatively impact the value of an investment in an MLP, or otherwise impact the Fund's ability to implement its investment strategy. As discussed above, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in the MLP itself being treated as a corporation for U.S. federal income tax purposes, which could result in a requirement to pay federal income tax on its taxable income and have the effect of reducing the amount of cash available for distribution or the value of the Fund's investment. Due to the heavy state and federal regulations that an MLP's assets may be subject to, an MLP's profitability could be adversely impacted by changes in the regulatory environment.

Risks of Deferred Tax Liability. The Fund is classified for federal tax purposes as a taxable regular corporation (also referred to as a "C corporation") subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, as well as state and local income taxes. Election to be taxed as a C corporation rather than a regulated investment company is a relatively recent strategy for open-end registered investment companies. This strategy involves complicated accounting, tax, net asset value and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies, which could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and shareholders. Additionally, accounting, tax and valuation practices in this area are still developing, and there may not always be clear agreement among industry participants on the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which in turn could have significant adverse consequences on the Fund and shareholders.

As a C corporation the Fund accrues deferred income taxes for any future tax liability, reflected each day in the Fund's NAV, associated with its investments in MLPs. Current and deferred tax liabilities, if any, will depend upon net investment gains and losses and realized and unrealized gains and losses on investments, and therefore may vary greatly from year to year and day to day depending on the nature and performance of the Fund's investments and the general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances, subject to the Fund's modification of those estimates or assumptions as new information becomes available. The daily estimate of the Fund's deferred tax liability and/or asset balances used to calculate its NAV may vary dramatically from the Fund's actual tax liability. Actual income tax expense, if any, will be incurred over many years depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund's assets, prevailing tax rates, and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund's actual tax liability could have a material impact on the Fund's NAV to the extent that its actual tax liability differs from the estimated deferred tax liability.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking total return from a fund that concentrates its investments in energy infrastructure MLPs. Those investors should be willing to assume the risks of potentially significant short-term share price fluctuations and losses that are typical for a fund that concentrates investments in that industry and sector. Investors should consider buying shares of the Fund as part of a broader overall portfolio strategy. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class Y shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/SteelpathMlpAlphaPlusFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 19.82% (1st Qtr 13) and the lowest return for a calendar quarter was -11.39 (4th Qtr 14). For the period from January 1, 2014 to December 31, 2014, the cumulative return before sales charges and taxes was 8.41%.

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Total Returns (Oppenheimer SteelPath MLP Alpha Plus Fund)		Inception Date	1 Year	5 Years (or life of class, if less)
Class Y		Dec. 30, 2011	8.41%	13.88%
Class Y Return After Taxes on Distributions			8.41%	13.36%
Class Y Return After Taxes on Distributions and Sale of Fund Shares			4.76%	10.82%
Class A		Feb. 06, 2012	1.91%	11.23%
Class C		May 22, 2012	6.44%	16.04%
Class I		Jun. 28, 2013	8.69%	9.53%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)			13.69%	20.39%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[2]			18.36%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[3]			21.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[4]			20.33%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)			4.80%	11.89%	[1]
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	[2]			11.09%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	[3]			14.31%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	[4]			6.22%
[1]	From 12/30/11
[2]	From 2/6/12
[3]	From 5/22/12
[4]	From 6/28/13